HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                           HV-3572 - PremierSolutions State of Connecticut

333-72042                           HV-3573 - PremierSolutions Chicago Public Schools

333-72042                           HV-3574 - PremierSolutions Standard

333-72042                           HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-72042                           HV-5244 - PremierSolutions Standard (Series II)

333-72042                           HV-5776 - PremierSolutions Cornerstone

333-72042                           HV-5795 - PremierSolutions Standard (Series A)

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                           HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                           HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-145655                   HV-3739 - Group Variable Annuity Contracts

333-151805                   HV-6776 - Premier InnovationsSM

333-151805                   HV-6777 - Hartford 403(b) Cornerstone Innovations

333-151805                   HV-6778 - Premier InnovationsSM (Series II)

Supplement dated July 3, 2018 to your Prospectus

This Supplement updates certain information contained in your prospectus for the group annuity contracts issued by Hartford Life Insurance Company:

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company (“Talcott Resolution”) (formerly “Hartford Life Insurance Company”) to Buyer (“Talcott Resolution Sale Transaction”).

Additional information regarding the Talcott Resolution Sale Transaction can be found on the Talcott Resolution website at www.talcottresolution.com/financialinformation.html and in its Current Report on Form 8-K (click on “SEC Filings - Other”) filed by Talcott Resolution Life Insurance Company (formerly “Hartford Life Insurance Company”) on June 6, 2018, with the Securities and Exchange Commission.

Massachusetts Mutual Life Insurance Company will continue to administer and provide all contractual benefits of your group annuity contract. The terms, features and benefits of your group annuity contract will NOT change as a result of the Talcott Resolution Sale Transaction.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.